Note 1 - Organization and Description of Business (Details Textual)		3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 22, 2017 USD ($)	Mar. 31, 2018	Jun. 30, 2018 T	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CMC [Member]
Exploration Agreement, Payments Upon Expiration of Due Diligence Period	$ 350,000
Exploration Agreement, Payments on or Before First Anniversary of Effective Date of Agreement	150,000
Exploration Agreement, Payments on or Before Each Subsequent Anniversary of Effective Date During Exploration License Term	$ 250,000
Exploration Agreement, Option to Purchase, Percentage of Metallic Rights	100.00%
Exploration Agreement, Option to Purchase, Consideration	$ 3,000,000
Exploration Agreement, Option to Purchase, Percentage of Net Profits Interest Royalty Granted	5.00%
Exploration Agreement, Option to Purchase, NPI Royalty Cap	$ 20,000,000
Exploration Agreement, NPI Royalty Interest Converted to Shares of Properties, Value	$ 2,000,000
Exploration Agreement, NPI Royalty Interest Converted to Shares of Properties, Percentage, Maximum	2.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Number of Major Customers			2
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Two Largest Customers [Member]
Concentration Risk, Percentage			63.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Largest Customer [Member]
Concentration Risk, Percentage		100.00%		56.00%	88.00%	2016.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Number of Major Customers			2
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Largest Customer [Member]
Concentration Risk, Percentage			0.00%	0.00%	90.00%
AMIRON Products [Member]
Mineral Processing Plant, Annual Capacity | T			45,000
Halloysite Resource [Member] | Maximum [Member]
Mineral Processing Plant, Annual Capacity | T			10,000